DIRECTORS' AND SUPERVISORS' REMUNERATION - Remuneration of each director and supervisor (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant related party transactions
Fees	¥ 780	¥ 756	¥ 768
Salaries	4,665	1,849	1,370
Pension costs	513	234	166
Total remuneration	5,958	2,839	2,304
Executive Directors
Significant related party transactions
Salaries	2,607	1,200	822
Pension costs	249	144	83
Total remuneration	2,856	1,344	905
Jiang Yinggang
Significant related party transactions
Salaries	889	762	822
Pension costs	88	90	83
Total remuneration	977	852	905
He Zhihui
Significant related party transactions
Salaries	885
Pension costs	73
Total remuneration	958
Zhu Runzhou
Significant related party transactions
Salaries	833	438
Pension costs	88	54
Total remuneration	921	492
Non-executive Directors
Significant related party transactions
Fees	780	756	768
Total remuneration	780	756	768
Wang Jun
Significant related party transactions
Fees	150	150	150
Total remuneration	150	150	150
Chen Lijie
Significant related party transactions
Fees	210	202	206
Total remuneration	210	202	206
Lie-A-Cheong Tai-Chong, David
Significant related party transactions
Fees	210	202	206
Total remuneration	210	202	206
Hu Shihai
Significant related party transactions
Fees	210	202	206
Total remuneration	210	202	206
Supervisors
Significant related party transactions
Salaries	2,058	649	548
Pension costs	264	90	83
Total remuneration	2,322	739	631
Guan Xiaoguang
Significant related party transactions
Salaries	710
Pension costs	88
Total remuneration	798
Yue Xuguang
Significant related party transactions
Salaries	770
Pension costs	88
Total remuneration	858
Wu Zuoming
Significant related party transactions
Salaries	578	649	548
Pension costs	88	90	83
Total remuneration	¥ 666	¥ 739	¥ 631